CONDENSED CONSOLIDATED STATEMENTS OF OPERATIONS - USD ($)	3 Months Ended		6 Months Ended					12 Months Ended
	Jun. 30, 2022	Jun. 30, 2021	Jun. 30, 2022		Jun. 30, 2021	Jun. 30, 2021		Dec. 31, 2021	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
Operating and formation costs	$ 864,182	$ (1)	$ 2,067,362		$ 999				$ 1,917,009
Operating costs and expenses:
(Loss) Income from operations	(864,182)	1	(2,067,362)		(999)				(1,917,009)
Other income:
Interest earned on marketable securities held in Trust Account	312,612	0	335,924		0				6,802
Interest income - bank									24
Change in fair value of over-allotment option liability									(61,353)
Fair value of forfeited over-allotment option									17,445
Total other income	312,612	0	335,924		0				(37,082)
(Loss) Income before provision for income taxes	(551,570)	1	(1,731,438)		(999)
Provision (benefit) for income taxes	(9,909)	0	(9,909)		0
Net (loss) income	$ (561,479)	$ 1	$ (1,741,347)		$ (999)				$ (1,954,091)
Common Class A [Member]
Other income:
Basic weighted average shares outstanding	22,807,868	0	22,807,868		0				10,024,409
Diluted weighted average shares outstanding	22,807,868	0	22,807,868		0				10,024,409
Net income (loss) per common share – basic	$ (0.02)	$ 0	$ (0.06)		$ 0				$ (0.13)
Net income (loss) per common share – diluted	$ (0.02)	$ 0	$ (0.06)		$ 0				$ (0.13)
Common Class B [Member]
Other income:
Basic weighted average shares outstanding	5,701,967	5,000,000	5,701,967		5,000,000				5,304,936
Diluted weighted average shares outstanding	5,701,967	5,000,000	5,701,967		5,000,000				5,304,936
Net income (loss) per common share – basic	$ (0.02)	$ 0	$ (0.06)		$ 0				$ (0.13)
Net income (loss) per common share – diluted	$ (0.02)	$ 0	$ (0.06)		$ 0				$ (0.13)
Branded Online Inc dba Nogin [Member]
Net service revenue from related parties			$ 7,005,000			$ 1,588,000		$ 8,136,000
Total net revenue			45,548,000			28,274,000		101,348,000		$ 45,517,000	$ 40,954,000
Operating costs and expenses:
Sales and marketing			1,186,000			677,000		1,772,000		1,094,000	1,433,000
Research and development			2,827,000			2,424,000		5,361,000		4,289,000	5,021,000
General and administrative			30,362,000			14,642,000		55,369,000		23,865,000	23,387,000
Depreciation and amortization			420,000			240,000		520,000		415,000	207,000
Total operating costs and expenses			61,394,000			31,362,000		107,627,000		47,660,000	43,245,000
(Loss) Income from operations			(15,846,000)			(3,088,000)		(6,279,000)		(2,143,000)	(2,291,000)
Interest expense			(2,117,000)			(120,000)		(926,000)		(225,000)	(164,000)
Change in fair value of promissory notes			(2,566,000)
Change in fair value of unconsolidated affiliate			(1,982,000)			4,937,000		4,937,000
Other income, net			1,661,000			312,000		3,378,000		1,418,000	2,480,000
Other income:
(Loss) Income before provision for income taxes			(20,850,000)			2,041,000		1,110,000		(950,000)	25,000
Provision (benefit) for income taxes			65,000			(284,000)		1,175,000		190,000	25,000
Net (loss) income			$ (20,915,000)			$ 2,325,000		$ (65,000)		$ (1,140,000)	$ 0
Basic weighted average shares outstanding			9,129,358			9,129,358		9,129,358		9,129,358	9,130,726
Diluted weighted average shares outstanding			9,129,358			9,389,210		9,129,358		9,129,358	9,130,726
Net income (loss) per common share – basic			$ (2.29)			$ 0.18		$ (0.01)		$ (0.12)	$ 0
Net income (loss) per common share – diluted			$ (2.29)			$ 0.18		$ (0.01)		$ (0.12)	$ 0
Branded Online Inc dba Nogin [Member] | Service [Member]
Net revenue								$ 41,866,000		$ 45,517,000	$ 40,954,000
Net service revenue from related parties			$ 17,787,000			$ 22,171,000
Operating costs and expenses:
Cost of revenue			11,192,000	[1]		11,471,000	[1]	24,174,000		17,997,000	13,197,000
Branded Online Inc dba Nogin [Member] | Product [Member]
Net revenue			20,756,000			4,515,000		51,346,000
Total net revenue			20,756,000			4,515,000		51,346,000		$ 0	$ 0
Operating costs and expenses:
Cost of revenue			$ 15,407,000	[1]		$ 1,908,000	[1]	$ 20,431,000

[1]	Exclusive of depreciation and amortization shown separately.